Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Other receivables (1)	98,212	70,466	10,077
Employee advances	1,117	4,160	595
Prepaid rents	1,638	532	76
Others	11,077	23,364	3,340
Total prepayments and other current assets	112,044	98,522	14,088
(1)	Other receivables primarily represent prepayments to suppliers to purchase service for on-demand delivery solution services and vehicle export solutions services.